THE SELECT SECTOR SPDR® TRUST

The Consumer Discretionary Select Sector SPDR® Fund

The Consumer Staples Select Sector SPDR® Fund

The Energy Select Sector SPDR® Fund

The Financial Select Sector SPDR® Fund

The Health Care Select Sector SPDR® Fund

The Industrial Select Sector SPDR® Fund

The Materials Select Sector SPDR® Fund

The Real Estate Select Sector SPDR® Fund

The Technology Select Sector SPDR® Fund

The Utilities Select Sector SPDR® Fund

Supplement dated January 10, 2017 to the Prospectus

dated September 2, 2016, as supplemented

Effective January 3, 2017, the portfolio managers primarily responsible for the day-to-day management of each series of The Select Sector SPDR Trust (each, a “Fund,” and collectively, the “Funds”) are as follows:

Portfolio Management Team	Fund
Michael Feehily, Karl Schneider and Kala O’Donnell	The Consumer Discretionary Select Sector SPDR Fund

Michael Feehily, Karl Schneider and David Chin	The Consumer Staples Select Sector SPDR Fund The Energy Select Sector SPDR Fund The Technology Select Sector SPDR Fund

Michael Feehily, Karl Schneider and Melissa Kapitulik	The Financial Select Sector SPDR Fund

Michael Feehily, Karl Schneider and Dwayne Hancock	The Health Care Select Sector SPDR Fund The Utilities Select Sector SPDR Fund

Michael Feehily, Karl Schneider and Emiliano Rabinovich	The Industrial Select Sector SPDR Fund

Michael Feehily, Karl Schneider and Ted Janowsky	The Materials Select Sector SPDR Fund

Michael Feehily, Karl Schneider and Amy Cheng	The Real Estate Select Sector SPDR Fund

Accordingly, the following changes are made to the Prospectus effective January 3, 2017:

1)	The “Portfolio Managers” information within the section entitled “Portfolio Management” in each Fund’s summary section is replaced with the information below with respect to the applicable portfolio managers indicated in the chart above:

The professionals primarily responsible for the day-to-day management of the Fund are as follows:

Michael Feehily, CFA, is a Senior Managing Director of the Adviser and the Head of Global Equity Beta Solutions in the Americas. He worked at the Adviser from 1997 to 2006 and rejoined in 2010.

Karl Schneider, CAIA, is a Vice President of the Adviser and Deputy Head of Global Equity Beta Solutions in the Americas. He joined the Adviser in 1997.

Amy Cheng is a Vice President of the Adviser and a Senior Portfolio Manager in the Global Equity Beta Solutions Group. She joined the Adviser in 2000.

David Chin is a Vice President of the Adviser and a Senior Portfolio Manager in the Global Equity Beta Solutions Group. He joined the Adviser in 1999.

Dwayne Hancock, CFA, is a Vice President of the Adviser and a Senior Portfolio Manager in the Global Equity Beta Solutions Group. He joined the Adviser in 1996.

Ted Janowsky, CFA, is a Vice President of the Adviser and a Senior Portfolio Manager in the Global Equity Beta Solutions Group. He joined the Adviser in 2005.

Melissa Kapitulik is a Vice President of the Adviser and a Senior Portfolio Manager in Global Equity Beta Solutions Group. She joined the Adviser in 2006.

Kala O’Donnell, CFA, is a Vice President of the Adviser and a Senior Portfolio Manager in the Global Equity Beta Solutions Group. She joined the Adviser in 1995.

Emiliano Rabinovich, CFA, is a Vice President of the Adviser and a Senior Portfolio Manager in the Global Equity Beta Solutions Group. He joined the Adviser in 2006.

2)	Additionally, the following replaces the information under the heading “Portfolio Managers” within the section entitled “MANAGEMENT”:

The Adviser manages each Fund using a team of investment professionals. The team approach is used to create an environment that encourages the flow of investment ideas. The portfolio managers within each team work together in a cohesive manner to develop and enhance techniques that drive the investment process for the respective investment strategy. This approach requires portfolio managers to share a variety of responsibilities including investment strategy and analysis while retaining responsibility for the implementation of the strategy within any particular portfolio. The approach also enables each team to draw upon the resources of other groups within SSGA. The portfolio management teams are overseen by the SSGA Investment Committee.

The table below identifies the professionals primarily responsible for the day-to-day management of each Fund:

Portfolio Management Team	Fund
Michael Feehily, Karl Schneider and Kala O’Donnell	The Consumer Discretionary Select Sector SPDR Fund

Michael Feehily, Karl Schneider and David Chin	The Consumer Staples Select Sector SPDR Fund The Energy Select Sector SPDR Fund The Technology Select Sector SPDR Fund

Michael Feehily, Karl Schneider and Melissa Kapitulik	The Financial Select Sector SPDR Fund

Michael Feehily, Karl Schneider and Dwayne Hancock	The Health Care Select Sector SPDR Fund The Utilities Select Sector SPDR Fund

Michael Feehily, Karl Schneider and Emiliano Rabinovich	The Industrial Select Sector SPDR Fund

Michael Feehily, Karl Schneider and Ted Janowsky	The Materials Select Sector SPDR Fund

Michael Feehily, Karl Schneider and Amy Cheng	The Real Estate Select Sector SPDR Fund

Michael Feehily, CFA, is a Senior Managing Director of SSGA and the Adviser and the Head of Global Equity Beta Solutions in the Americas. He is also a member of the Senior Leadership Team, Chairperson for the firm’s Trade Management Oversight

Committee, and a voting member on the North America Product Committee. Mr. Feehily rejoined SSGA in 2010 after spending four years in State Street Global Markets, where he helped to build the Global Exposure Solutions business. This group created and managed portfolios that were designed to meet the short-term market exposure needs of institutional clients. Prior to this, Mr. Feehily had been Head of the U.S. Passive Equity Team within SSGA, which he originally joined in 1997. He began his career at State Street within the Global Services division in 1992. Mr. Feehily received a Bachelor of Science from Babson College in Finance, Investments, and Economics. He received a Master of Business Administration in Finance from Bentley College and also earned the Chartered Financial Analyst (CFA) designation. Mr. Feehily is a member of the CFA Institute and the Boston Security Analysts Society. He is also a former member of the Russell Index Client Advisory Board.

Karl Schneider, CAIA, is a Vice President of SSGA and the Adviser and Deputy Head of Global Equity Beta Solutions (GEBS) in the Americas, where he also serves as a senior portfolio manager for a number of the group’s passive equity portfolios. Previously within GEBS, he served as a portfolio manager and product specialist for U.S. equity strategies and synthetic beta strategies, including commodities, buy/write, and hedge fund replication. He is also a member of the S&P Dow Jones U.S. Equities Index Advisory Panel. Prior to joining the GEBS team, Mr. Schneider worked as a portfolio manager in SSGA’s Currency Management Group, managing both active currency selection and traditional passive hedging overlay portfolios. He joined SSGA in 1997. Mr. Schneider holds a Bachelor of Science in Finance and Investments from Babson College and a Master of Science in Finance from Boston College. He has earned the Chartered Alternative Investment Analyst (CAIA) designation and is a member of the CAIA Association.

Amy Cheng is a Vice President of SSGA and the Adviser and a Senior Portfolio Manager in the Global Equity Beta Solutions Group. She is responsible for managing various domestic, international and emerging market strategies. Prior to assuming her current role in May 2008, Ms. Cheng worked in SSGA’s Implementation Group, where she performed the day-to-day management of active developed and emerging market equity portfolios. She also worked as an operations associate responsible for funds managed by the active international equities team. Prior to joining SSGA in 2000, Ms. Cheng worked at Mellon Financial. Ms. Cheng earned a Bachelor of Arts in Economics and Political Science from the University of Rochester and a Masters of Business Administration from the Carroll School of Management at Boston College. She is a member of the FTSE EPRA/NAREIT Global Real Estate Index Series Americas Regional Advisory Committee.

David Chin is a Vice President of SSGA and the Adviser and a Senior Portfolio Manager in the Global Equity Beta Solutions Group at SSGA. He is responsible for managing both U.S. and international funds. Prior to joining SSGA in 1999, Mr. Chin was a product analyst in the Analytical Services Group at Frank Russell Company. Before this, he worked at OneSource Information Systems developing investment software. Preceding this, he was affiliated with PanAgora Asset Management in the Research and Development group creating quantitative investment models for international equities. Mr. Chin has been working in the investment management field since 1992. Mr. Chin holds a Bachelor of Science in Management Information Systems from the University of Massachusetts/Boston and a Master of Business Administration from the University of Arizona.

Dwayne Hancock, CFA, is a Vice President of SSGA and a Senior Portfolio Manager in the firm’s Global Equity Beta Solutions Group. Within this group, he is currently the strategy leader for their non-US passive products. Prior to taking on this responsibility, Mr. Hancock was the ETF product specialist for the GEBS group. He is also a member of the SSGA Valuation Committee. Mr. Hancock currently manages a varied mix of funds with both domestic and international strategies. Additionally, he has played a primary role in determining trading strategies for significant benchmark changes such as the annual Russell reconstitution. Mr. Hancock joined SSGA in 1996 and became part of the GEBS portfolio management team in 1998. Prior to this, he worked in the firm’s Passive International Equity Operations department as a Senior Analyst. He has been working in the investment management field since 1994. Mr. Hancock holds an MBA from Boston College and a BS in Business Administration from Framingham State College. He also earned the Chartered Financial Analyst Designation and is a member of the Boston Security Analysts Society.

Ted Janowsky, CFA, is a Vice President of SSGA and the Adviser and a Senior Portfolio Manager in the Global Equity Beta Solutions Group. In this capacity, he manages a diverse group of equity and derivative-based index portfolios and has played a significant role designing proprietary portfolio management software. Additionally, Mr. Janowsky is head of the portfolio management team of SSGA’s Company Stock Group, which manages all fiduciary transactions and company stock investments including employee stock ownership plans, 401(k) plans, defined benefit plans and non-qualified plans. Prior to joining the Global Equity Beta Solutions Group, he worked as an application developer in Investor Technology Services within State Street Corporation. He also worked as a business analyst in State Street’s London and Sydney offices. Mr. Janowsky joined SSGA in 2005. Mr. Janowsky holds a Bachelor of Science in Business Administration from Bucknell University and a Master of Business Administration from the Carroll School of Graduate Management at Boston College. He has also earned the Chartered Financial Analyst designation and is a member of the CFA Institute and the Boston Security Analysts Society.

Melissa Kapitulik is a Vice President of SSGA and the Adviser and a Senior Portfolio Manager in the Global Equity Beta Solutions Group where she currently manages a varied group of equity and derivative-based index portfolios across a diverse set of fund types and regions. Before joining SSGA, Ms. Kapitulik was a consultant specializing in accounting system implementations for major investment management companies and was responsible for the design and development of a wide variety of applications. She began her career at PIMCO, where she worked for several years as a trading assistant in Global Fixed Income. Ms. Kapitulik holds a Bachelor of Science in Finance from Villanova University.

Kala O’Donnell, CFA, is a Vice President of SSGA and the Adviser and a Senior Portfolio Manager in the Global Equity Beta Solutions Group. She is responsible for managing both domestic and international equity index portfolios, including a variety of separate accounts, commingled funds, ETFs and alternative beta strategies. Additionally, Ms. O’Donnell has been involved in various research and process improvement projects, and has served as a hedging specialist within the Group. Prior to joining SSGA, Ms. O’Donnell worked in State Street Corporation’s Mutual Funds division in the U.S., as well as in Canada and Germany. She has been in the investment management field since she joined SSGA in 1995. Ms. O’Donnell holds a Bachelor of Science in Accounting from Lehigh University and a Master of Business Administration in International Business from Bentley College. She is member of the CFA Institute and the Boston Security Analysts Society.

Emiliano Rabinovich, CFA, is a Vice President of SSGA and the Adviser and a Senior Portfolio Manager in the Global Equity Beta Solutions Group. Within this group, he is the strategy leader for the Americas. Mr. Rabinovich currently manages a varied mix of funds that include both traditional indexing and a variety of alternative beta mandates. Also, he manages several local and global strategies and fund structures, which include separate accounts, commingled funds and mutual funds. Mr. Rabinovich joined SSGA in Montreal in 2006, where he was the Head of the Global Equity Beta Solutions team in Canada. He has been working in the investment management field since 2003. Mr. Rabinovich holds a Bachelor of Arts in Economics from the University of Buenos Aires and a Master of Arts in Economics from the University of CEMA. He has also earned the CFA Designation and is a member of Boston Security Analysts Society.

Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of the Funds is available in the SAI.

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THE SELECT SECTOR SPDR® TRUST

The Consumer Discretionary Select Sector SPDR® Fund

The Consumer Staples Select Sector SPDR® Fund

The Energy Select Sector SPDR® Fund

The Financial Select Sector SPDR® Fund

The Health Care Select Sector SPDR® Fund

The Industrial Select Sector SPDR® Fund

The Materials Select Sector SPDR® Fund

The Real Estate Select Sector SPDR® Fund

The Technology Select Sector SPDR® Fund

The Utilities Select Sector SPDR® Fund

Supplement dated January 10, 2017 to the Statement of Additional Information (“SAI”)

dated September 2, 2016, as supplemented

The following changes to the SAI are effective as of January 3, 2017:

1.	The first paragraph and table within the “PORTFOLIO MANAGERS” discussion beginning on page 25 of the SAI are deleted and replaced with the following:

PORTFOLIO MANAGERS

The Adviser manages the Select Sector SPDR Funds using a team of investment professionals. The professionals primarily responsible for the day-to-day portfolio management of each Fund are as follows:

Portfolio Management Team	Fund
Michael Feehily, Karl Schneider and Kala O’Donnell	The Consumer Discretionary Select Sector SPDR Fund

Michael Feehily, Karl Schneider and David Chin	The Consumer Staples Select Sector SPDR Fund The Energy Select Sector SPDR Fund The Technology Select Sector SPDR Fund

Michael Feehily, Karl Schneider and Melissa Kapitulik	The Financial Select Sector SPDR Fund

Michael Feehily, Karl Schneider and Dwayne Hancock	The Health Care Select Sector SPDR Fund The Utilities Select Sector SPDR Fund

Michael Feehily, Karl Schneider and Emiliano Rabinovich	The Industrial Select Sector SPDR Fund

Michael Feehily, Karl Schneider and Ted Janowsky	The Materials Select Sector SPDR Fund

Michael Feehily, Karl Schneider and Amy Cheng	The Real Estate Select Sector SPDR Fund

The following table lists the number and types of accounts managed by each of the key professionals involved in the day-to-day portfolio management for each Fund and assets under management in those accounts. The total number of accounts and assets have been allocated to each respective manager. Therefore, some accounts and assets have been counted twice.

Other Accounts Managed as of September 30, 2016

Portfolio Manager	Registered Investment Company Accounts	Assets Managed (billions)*	Pooled Investment Vehicle Accounts	Assets Managed (billions)*	Other Accounts	Assets Managed (billions)*	Total Assets Managed (billions)*
Michael Feehily†	131	$89.37	399	$454.57	355	$219.90	$763.84
Karl Schneider†	131	$89.37	399	$454.57	355	$219.90	$763.84
Amy Cheng	141	$103.17	384	$515.46	335	$232.20	$850.83
David Chin	141	$103.17	384	$515.46	335	$232.20	$850.83
Dwayne Hancock	141	$103.17	384	$515.46	335	$232.20	$850.83
Ted Janowsky	141	$103.17	384	$515.46	335	$232.20	$850.83
Melissa Kapitulik	141	$103.17	384	$515.46	335	$232.20	$850.83
Kala O’Donnell	141	$103.17	384	$515.46	335	$232.20	$850.83
Emiliano Rabinovich	141	$103.17	384	$515.46	335	$232.20	$850.83

*	There are no performance fees associated with these accounts.
†	As of September 30, 2015.

2.	The table listing the dollar ranges of Fund Shares owned by portfolio managers and the preceding sentence on page 26 of the SAI are deleted and replaced with the following:

None of the portfolio managers above beneficially owned Fund Shares as of September 30, 2016, except as noted in the table below:

Portfolio Manager	Fund	Dollar Range of Fund Shares Beneficially Owned
Michael Feehily	The Energy Select Sector SPDR Fund	$101,000-$500,000

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